Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

Second Closing of August 2018 Equity Raise

On or about October 30, 2018, the Company consummated the second closing (the “Second Closing”) of the August 2018 Equity Raise. In connection with the Second Closing, the Company entered into definitive securities purchase agreements (the “Purchase Agreements) with an additional 9 accredited investors (the “Purchasers”) for aggregate gross proceeds of $161,000. Pursuant to the Purchase Agreements, the Purchasers purchased an aggregate of 644,000 shares of common stock at $0.25 per share and received warrants to purchase 644,000 shares of common stock at an exercise price of $0.30 per share (the “Purchaser Warrants”, collectively, the “Securities”). More details regarding the Company’s August 2018 Equity Raise may be found in the Company’s Current Report on Form 8-K filed with the SEC on October 24, 2018.

Note 14 - Subsequent Events

Subsequent to December 31, 2017, the Company received gross proceeds of $1,780,750 of the issuance of convertible notes. In addition, $300,000 of the Company’s short term debt along with accrued but unpaid interest of $41,442 was converted into convertible debentures. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 10,488,708 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds of $50,000 of the issuance of notes payable. As additional consideration for entering in the debentures, the Company issued the investors 5-year warrant to purchase 100,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds from related parties of $40,750 of the issuance of convertible notes. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 81,500 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds from related parties of $135,000 of the issuance of notes payable. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 35,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company issued 375,000 shares of its restricted common stock to its Placement Agent. Such shares were issued pursuant to a Placement Agent Agreement with the Company and services rendered in connection with a private placement of the Company’s securities.

Subsequent to December 31, 2017, the Company issued 628,750 shares of its common stock to consultants in exchange for services.